Note 5 - Investment in Interest-earning Time Deposits	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Investments and Other Noncurrent Assets [Text Block]
Note
5
– Investment in Interest-Earning Time Deposits

The
investment in interest-earning time deposits as of
December
31,
2017
and
2016,
by contractual maturity, is shown below (in thousands):

	20 17	20 1 6
Due in one year or less	$761	$2,849
Due after one year through five years	4,118	3,249
Total	$4,879	$6,098